Commitments and contingencies - Disclosure of detailed information about commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Accounts payable and accrued liabilities	$ 73,473	$ 48,125
Income taxes payable	4,167	0
ZCC gold hedges	88,311	13,758
Long-term incentive plan (cash-settled awards)	14,066	7,405
Mining and other services contracts	63,901	44,590
Asset retirement provisions (undiscounted)	81,553	75,770
Deferred and contingent consideration (undiscounted)	73,004	94,237
Corporate office leases	561	83
Total commitments	399,036	$ 283,968
Within 1 year [Member]
Disclosure of contingent liabilities [line items]
Accounts payable and accrued liabilities	73,473
Income taxes payable	4,167
ZCC gold hedges	77,317
Long-term incentive plan (cash-settled awards)	13,580
Mining and other services contracts	21,991
Asset retirement provisions (undiscounted)	0
Deferred and contingent consideration (undiscounted)	30,000
Corporate office leases	115
Total commitments	220,643
1-5 years [Member]
Disclosure of contingent liabilities [line items]
Accounts payable and accrued liabilities	0
Income taxes payable	0
ZCC gold hedges	10,994
Long-term incentive plan (cash-settled awards)	486
Mining and other services contracts	40,427
Asset retirement provisions (undiscounted)	11,063
Deferred and contingent consideration (undiscounted)	41,595
Corporate office leases	446
Total commitments	105,011
Over 5 years [Member]
Disclosure of contingent liabilities [line items]
Accounts payable and accrued liabilities	0
Income taxes payable	0
ZCC gold hedges	0
Long-term incentive plan (cash-settled awards)	0
Mining and other services contracts	1,483
Asset retirement provisions (undiscounted)	70,490
Deferred and contingent consideration (undiscounted)	1,409
Corporate office leases	0
Total commitments	$ 73,382